INVESTMENTS (Tables)	12 Months Ended
Sep. 30, 2025
INVESTMENTS
Schedule of investments in equity instruments classified as FVTPL

		September 30		September 30,
	Quantity	2025	Quantity	2024
Chia Network Inc. (a)	19,860	$488,781	19,860	$488,781
NGRAVE NV (b)	138,966	196,881	138,966	196,881
Animoca Brands Corporation Limited (c)	—	—	909	442
Lucy Labs Flagship Offshore Fund SPC (d)	—	—	500	827,227
		$685,662		$1,513,331

Schedule of activity of investments

Amount
Balance, September 30, 2023	$6,464,119
Proceeds from sales (net)	(7,176,590)
Realized gain on sale of investments	1,160,891
Net unrealized gain on investments	1,064,911
Balance, September 30, 2024	$1,513,331
Proceeds from sales (net)	(827,227)
Realized gain on sale of investments	(442)
Balance, September 30, 2025	$685,662